4. Film and Television Costs, Net (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Film And Television Costs Net
Film and Television costs, beginning balance	$ 2,777,088	$ 2,260,964	$ 2,260,964	$ 1,003,546
Additions to Film and Television Costs			2,863,076	1,390,450
Capitalized interest			187,883	34,756
Film Amortization Expense	(26,738)	$ (4,605)	(2,534,835)	(167,788)
Film and Television Costs, ending balance	$ 4,336,217		$ 2,777,088	$ 2,260,964